Equity-accounted investees - Interests in total assets and liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	$ 35,824	$ 30,595	[1]
Joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	35,824	30,595
Associates
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	0	0		$ 1,546
Associates | Joint ventures
Disclosure of Associates and Joint Ventures [Line Items]
TOTAL ASSETS	$ 35,824	$ 30,595

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.